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                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                   ANNUAL NOTICE OF SECURITIES SOLD
                       PURSUANT TO RULE 24F-2

      Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

      JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
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2.    The  name of each  series  or class  of securities  for
      which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check
      the box but do not list series or classes):         [ X ]
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3.    Investment Company Act File Number:   811-07711

      Securities Act File Number: 333-08345
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4(a). Last day of fiscal year for which this Form is filed:

      DECEMBER 31, 1998
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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:

 (i)   Aggregate sale price of securities sold
       during  the  fiscal  year  pursuant to
       section 24(f):                                $108,916,005
                                                      -----------
 (ii)  Aggregate price  of securities redeemed
       or repurchased during the  fiscal year:

                                         $26,769,649
                                          -----------
 (iii) Aggregate price of securities redeemed or
       repurchased during any PRIOR fiscal year
       ending no earlier than October 11, 1995
       that were not previously used to reduce
       registration fees payable to the
       Commission:
                                          $       0
                                           ----------
 (iv)  Total available redemption credits [add
       Items 5(ii) and 5(iii)]:                     -$26,769,649
                                                      -----------

 (v)   Net sales -if Item 5(i) is greater than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                   $82,146,356
                                                      -----------
 (vi)  Redemption credits available for use in
       future years - if Item 5(i) is less than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                       $   (    0)
                                          ----------
 (vii) Multiplier for determining registration
       fee (See Instruction C.9)                     X    .000278
                                                       ----------
 (viii)Registration fee due [multiply Item 5(v)
       by Item 5(vii)] (enter "0" if no fee is
       due):                                        =$  22,836.69
                                                       ----------
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6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
   Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                   +$         0
                                                     ------------
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8. Total of the amount of the registration fee due plus any
   interest due [ line 5(viii) plus line 7]:       =$   22,836.69
                                                     ------------
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9. Date the registration fee and any interest payment was sent to to the Commission's lockbox depository: March 22, 1999

   SEC Account No. designated to receive the payment: 0001012969

   Method of Delivery:

    [X] Wire Transfer
    [ ] Mail or other means

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                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ RAYMOND F. SKIBA
                           --------------------
                           Raymond F. Skiba
                           Director

Date March 18, 1999
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